Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 24, 2017
PowerShares S&P 500 Downside Hedged Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares S&P 500® Downside Hedged Portfolio Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares S&P 500® Downside Hedged Portfolio (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 373% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	373.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses for periods thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by using a quantitative, rules based strategy to allocate its assets among components of the S&P 500® Dynamic VEQTOR Index (the "Benchmark") in a combination of (i) equity securities contained in the S&P 500® Index and that are listed on a U.S. securities exchange, (ii) Chicago Board Options Exchange ("CBOE") Volatility Index ("VIX Index") related instruments, such as listed VIX Index futures contracts that reflect exposure to the S&P 500® VIX Short Term Futures Index ("VIX Futures Index"), and (iii) money market instruments, cash and cash equivalents. However, the Fund's allocations among its investments may not correspond to those of the Benchmark. Rather than adhering to the Benchmark's strategy allocation rules, the Adviser uses active management techniques in seeking to obtain returns that exceed the Benchmark by providing the Fund with higher or lower exposure to any component within the Benchmark at any time. In addition, the Fund may invest in other VIX Index related instruments, including ETFs and exchange-traded notes ("ETNs") that are listed on a U.S. securities exchange and that provide exposure to the VIX Index (with VIX Index futures contracts, collectively, the "VIX Index Related Instruments"), and U.S. listed futures contracts that track the S&P 500® Index ("S&P 500 Futures") and are listed on the Chicago Mercantile Exchange ("CME").

The Benchmark is comprised of up to three types of components: an equity component, represented by the S&P 500® Index; a volatility component, represented by the VIX Futures Index; and cash. In accordance with strategy allocation rules provided by Standard & Poor's ("S&P"), a greater portion of the Benchmark's weight will be allocated to equity securities during periods of low volatility, and a greater portion of its weight will be allocated to the VIX Futures Index during periods of increased volatility. The VIX Futures Index measures the return from a long position in the VIX Index futures contracts traded on the CBOE. The Benchmark's allocation to the VIX Futures Index serves as an implied volatility hedge, as volatility historically tends to correlate negatively to the performance of the U.S. equity markets (i.e., rapid declines in the performance of the U.S. equity markets generally are associated with particularly high volatility in such markets). "Implied volatility" is a measure of the expected volatility of the S&P 500® Index that is reflected in the value of the VIX Index. The VIX Index is a theoretical calculation and cannot be traded. The VIX Index measures the 30-day forward volatility of the S&P 500® Index as calculated based on the prices of certain put and call options on the S&P 500® Index.

		Generally, futures contracts are a type of derivative whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The Fund's use of futures contracts is underpinned by investments in short-term, high quality U.S. Treasury Securities, money market instruments, cash, and cash equivalent securities (collectively, the "Collateral"). The Fund will invest in the Collateral to provide liquidity, to collateralize the Fund's futures contracts investments or to protect the Fund during periods of heightened volatility when the Adviser believes that it is in the best interest of the Fund to do so.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), the Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

VIX Index Risk. The CBOE can make methodological changes to the calculation of the VIX Index that could affect the value of the futures contracts on the VIX Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment. Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of your investment.

Futures Contract Risk. The Fund may enter into U.S. listed futures contracts on the VIX Index and U.S. listed futures contracts on the S&P 500® Index to facilitate trading or to reduce transaction costs. The Fund will not use futures for speculative purposes. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are futures contracts based on indices that reflect the market value of common stock of the firms included in the indices. The clearing exchange is deemed to be the counterparty to the Fund, and consequently investments in stock index futures contracts on the S&P 500® Index potentially expose the Fund to counterparty risk with respect to an exchange (i.e., the risk that an exchange or its affiliates will be unable to perform its obligations under the terms of the futures contracts or otherwise defaults).

As the futures contracts on the VIX Index or an S&P 500 Futures approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of the Shares. At any given time, the Fund’s investment in VIX Index Related Instruments may not correspond identically to the direction of the VIX Index.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of a stock index future and the movement in the underlying index. In the event of adverse price movements, the Fund would be required to make daily cash payments to maintain its required margin.

The Fund also must segregate liquid assets or enter into off-setting positions to “cover” open positions in futures contracts. For futures contracts that do not cash settle, the Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value.

By investing in the futures, the Fund also is subject to capacity constraints and liquidity risks. In particular, the market for the Futures is not unlimited, and as the Fund grows in size, the supply for the futures may not be sufficient to meet the Fund’s investment demands. There is no guarantee that the market for the futures will grow in an amount sufficient to meet those investment demands. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale.

Risk of Investing in ETFs. An ETF is a fund that is listed and traded on a U.S. stock exchange. Because the Fund may invest in ETFs, its investment performance may depend on the investment performance of the underlying ETF in which it invests. An investment in an ETF is subject to the risks associated with the ETF. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests (including operating expenses and management fees of the ETF), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to the Fund’s investments in ETFs.

ETN Risk. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN’s returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, an investment in Shares may be less tax efficient than an investment in shares of conventional ETFs, which utilize an entirely in-kind redemption process. Also, there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Volatility Risk. The Fund seeks to achieve positive total returns in rising or falling markets. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short positions (which are based on prior trends). The performance of the Fund is based in part on the prices of one or more of the VIX Index Related Instruments in which the Fund invests. Each of the equity securities held by the Fund and the VIX Index Related Instruments are affected by a variety of factors and may change unpredictably, affecting the value of such equity securities and VIX Index Related Instruments and, consequently, the value of the Shares.

Liquidity Risk. The Fund will invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Interest Rate Risk. The Fund’s investments in U.S. Government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally will decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed-income securities with longer maturities will fluctuate more in response to interest rate changes.

Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Additionally, the trading prices of the equity securities the Fund holds and VIX Index Related Instruments in which the Fund invests and other instruments fluctuate in response to a variety of factors, including events that impact the entire market or specific market segments, such as political, market and economic developments. In addition, fluctuations in the VIX Index itself may indirectly affect the price of equity securities held by the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV. As a result, an investor could lose money over short or even long periods.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

U.S. Government Obligations Risk. The Fund may invest in securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities that may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Collateral Securities Risk. Collateral includes investments in money market funds and corporate debt securities, such as commercial paper. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible for the Fund to lose money by investing in money market funds.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Commodity Pool Risk. The Fund’s investments in futures contracts has caused it to be deemed a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a Commodity Pool Operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program.

Tax Risk. The Fund gains most of its exposure to the futures markets by entering into VIX Index futures (and, to a lesser extent, S&P 500® Futures). To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“RIC”), the Fund must, among other requirements, meet a certain qualifying income test each taxable year, including with respect to its investments in futures. The Fund has received a private letter ruling from the Internal Revenue Service (“IRS”) that income it derives from VIX Index futures contracts will constitute qualifying income for purposes of that test. If the IRS were to later determine that the income that the Fund derives from the Futures did not constitute qualifying income, and if that position were upheld, the Fund likely would be required to reduce its exposure to such investments in order to maintain its qualification as a RIC, which may result in difficulty in implementing its investment strategies.

		Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with pursuing its investment strategies. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.powershares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.powershares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
4.90% (4th Quarter 2013)	(6.68)% (3rd Quarter 2015)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares S&P 500 Downside Hedged Portfolio | PowerShares S&P 500 Downside Hedged Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	130
5 Years	rr_ExpenseExampleYear05	228
10 Years	rr_ExpenseExampleYear10	$ 516
2013	rr_AnnualReturn2013	13.06%
2014	rr_AnnualReturn2014	5.04%
2015	rr_AnnualReturn2015	(9.49%)
2016	rr_AnnualReturn2016	(0.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.68%)
1 Year	rr_AverageAnnualReturnYear01	(0.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2012
PowerShares S&P 500 Downside Hedged Portfolio | Return After Taxes on Distributions | PowerShares S&P 500 Downside Hedged Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2012
PowerShares S&P 500 Downside Hedged Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares S&P 500 Downside Hedged Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2012
PowerShares S&P 500 Downside Hedged Portfolio | S&P 500® Dynamic VEQTOR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2012
PowerShares S&P 500 Downside Hedged Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	14.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2012
PowerShares S&P 500 Downside Hedged Portfolio | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2012
PowerShares S&P 500 Downside Hedged Portfolio | U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2012

[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Through August 31, 2018, Invesco PowerShares Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.